Commitments	12 Months Ended
Jun. 30, 2021
Commitments [Abstract]
Commitments

Note 27. Commitments

(i)	Lease commitments – Group as lessee

Lease commitments are in respect of low value leases which have not been recognized in the Statement of Financial Position. These leases are expensed on a straight‑line basis over the term of the lease.

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Within one year	5,304	4,497	4,936
After one year but not more than five years	8,398	11,619	—
	13,702	16,116	4,936

(ii)	Research projects and license commitments

The Group has entered into research and development contracts and intellectual property license agreements with various third parties in respect of services for the Phase 3 DME clinical trial and the clinical grade manufacture of OPT‑302. Expenditure commitments relating to these and intellectual property license agreements are payable as follows:

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Within one year	26,377,778	7,660,325	5,460,972
After one year but not more than five years	2,347,060	293,815	60,000
After more than five years	—	75,000	90,000
	28,724,838	8,029,140	5,610,972

Currently, the biggest Research contract has a 60 day termination clause and all commitments have been limited to a six month commitment.